Net Profit/Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 10, 2024	Mar. 18, 2024	Nov. 02, 2023
Net Profit/Loss Per Share [Line Items]
Sale of stock units (in Shares)	69,983,770
Number of shares issued per unit.	$ 1
Common stock par value	$ 0.0001
Warrant exercise price		$ 11.05
Warrant [Member]
Net Profit/Loss Per Share [Line Items]
Purchase of each warrant (in Shares)	1
Warrant exercise price	$ 0.276		$ 0.207
IPO [Member]
Net Profit/Loss Per Share [Line Items]
Share price	$ 0.221
Aggregate purchase price (in Dollars)	$ 15,470